Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2020
Registrant Name	EATON VANCE MUNICIPALS TRUST II
Central Index Key	0000914529
Amendment Flag	false
Document Creation Date	May 29, 2020
Document Effective Date	Jun. 01, 2020
Prospectus Date	Jun. 01, 2020
Entity Inv Company Type	N-1A
Parametric TABS Short-Term Municipal Bond Fund | Class A
Risk/Return:
Trading Symbol	EABSX
Parametric TABS Short-Term Municipal Bond Fund | Class C
Risk/Return:
Trading Symbol	ECBSX
Parametric TABS Short-Term Municipal Bond Fund | Class I
Risk/Return:
Trading Symbol	EIBSX
Parametric TABS Intermediate-Term Municipal Bond Fund | Class A
Risk/Return:
Trading Symbol	EITAX
Parametric TABS Intermediate-Term Municipal Bond Fund | Class C
Risk/Return:
Trading Symbol	EITCX
Parametric TABS Intermediate-Term Municipal Bond Fund | Class I
Risk/Return:
Trading Symbol	ETIIX
Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund | Class A
Risk/Return:
Trading Symbol	EALBX
Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund | Class C
Risk/Return:
Trading Symbol	ECLBX
Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund | Class I
Risk/Return:
Trading Symbol	EILBX
Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund | Class A
Risk/Return:
Trading Symbol	EATTX
Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund | Class C
Risk/Return:
Trading Symbol	ECTTX
Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund | Class I
Risk/Return:
Trading Symbol	EITTX
Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund | Class A
Risk/Return:
Trading Symbol	EALTX
Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund | Class C
Risk/Return:
Trading Symbol	ECLTX
Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund | Class I
Risk/Return:
Trading Symbol	EILTX
Eaton Vance High Yield Municipal Income Fund | Class A
Risk/Return:
Trading Symbol	ETHYX
Eaton Vance High Yield Municipal Income Fund | Class C
Risk/Return:
Trading Symbol	ECHYX
Eaton Vance High Yield Municipal Income Fund | Class I
Risk/Return:
Trading Symbol	EIHYX